Employee Benefits - Securities in Related Parties Included in Portfolio Fund (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt securities | BBVA Bancomer, S.A de C.V.
Disclosure of defined benefit plans [line items]
Investments in securities	$ 43	$ 46
Debt securities | Grupo Industrial Bimbo, S.A.B. de C. V.
Disclosure of defined benefit plans [line items]
Investments in securities	19	18
Equity | Grupo Industrial Bimbo, S.A.B. de C. V.
Disclosure of defined benefit plans [line items]
Investments in securities	$ 1	$ 1